Pledged Assets - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Certificates of deposit [member]
Disclosure of Pledged Assets [Line Items]
Financial assets pledged as collateral	$ 124.3	$ 129.1